Condensed consolidated financial information related to guaranteed debt securities - Profit loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	$ 79,301	$ 60,999		$ 45,993
Net income/(loss) from equity accounted investments	291	188		(119)
Total revenues and other income	79,593	61,187		45,873
Total operating expenses	(59,456)	(47,416)		(45,793)
Net operating income/(loss)	20,137	13,771		80
Net financial items	(1,263)	(351)		(258)
Income / (loss) before tax	18,874	13,420	[1]	(178)	[1]
Income tax	(11,335)	(8,822)		(2,724)
Net income/(loss)	7,538	4,598		(2,902)
Other comprehensive income/(loss)	(1,680)	1,741		(357)
Total comprehensive income/(loss)	5,858	6,339		(3,259)
Equinor ASA [member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	51,567	39,750		31,580
Net income/(loss) from equity accounted investments	7,832	5,051		(2,726)
Total revenues and other income	59,399	44,801		28,854
Total operating expenses	(51,596)	(39,570)		(31,784)
Net operating income/(loss)	7,803	5,232		(2,930)
Net financial items	(1,300)	311		728
Income / (loss) before tax	6,503	5,543		(2,202)
Income tax	219	(230)		(407)
Net income/(loss)	6,722	5,314		(2,608)
Other comprehensive income/(loss)	(867)	1,017		(671)
Total comprehensive income/(loss)	5,855	6,330		(3,279)
Equinor Energy AS [member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	25,365	20,579		15,405
Net income/(loss) from equity accounted investments	1,065	(401)		(3,987)
Total revenues and other income	26,430	20,178		11,418
Total operating expenses	(10,138)	(9,217)		(10,989)
Net operating income/(loss)	16,292	10,961		429
Net financial items	(274)	(378)		(560)
Income / (loss) before tax	16,018	10,583		(131)
Income tax	(10,719)	(8,094)		(2,392)
Net income/(loss)	5,299	2,489		(2,523)
Other comprehensive income/(loss)	(334)	355		153
Total comprehensive income/(loss)	4,965	2,843		(2,370)
Non-guarantor subsidiaries [Member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	29,374	22,204		15,472
Net income/(loss) from equity accounted investments	262	33		26
Total revenues and other income	29,636	22,237		15,498
Total operating expenses	(24,862)	(20,022)		(19,364)
Net operating income/(loss)	4,774	2,216		(3,865)
Net financial items	(505)	439		(115)
Income / (loss) before tax	4,269	2,655		(3,980)
Income tax	(786)	(539)		97
Net income/(loss)	3,483	2,116		(3,884)
Other comprehensive income/(loss)	(620)	878		(280)
Total comprehensive income/(loss)	2,863	2,995		(4,163)
Consodolidation Adjustments [Member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	(27,004)	(21,535)		(16,464)
Net income/(loss) from equity accounted investments	(8,868)	(4,495)		6,567
Total revenues and other income	(35,872)	(26,029)		(9,898)
Total operating expenses	27,140	21,392		16,344
Net operating income/(loss)	(8,732)	(4,637)		6,446
Net financial items	817	(724)		(311)
Income / (loss) before tax	(7,916)	(5,361)		6,135
Income tax	(49)	40		(23)
Net income/(loss)	(7,965)	(5,321)		6,113
Other comprehensive income/(loss)	140	(509)		441
Total comprehensive income/(loss)	$ (7,825)	$ (5,830)		$ 6,553

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.